FINANCIAL ASSETS AND LIABILITIES - Fair values (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Fair Value | Level 1
Assets
Cash and cash equivalents	$ 99,454	$ 116,382
Restricted cash	3,601	2,254
Fair Value | Level 2
Assets
Derivative assets	32,387	28,070
Liabilities
Derivative liabilities	107	172
Fair Value | Level 2 | Floating rate debt
Liabilities
Long term debt - floating	1,347,490	1,380,673
Carrying Value | Level 1
Assets
Cash and cash equivalents	99,454	116,382
Restricted cash	3,601	2,254
Carrying Value | Level 2
Assets
Derivative assets	32,387	28,070
Liabilities
Derivative liabilities	107	172
Carrying Value | Level 2 | Floating rate debt
Liabilities
Long term debt - floating	$ 1,347,490	$ 1,380,673